Note 23 - Shareholders' Equity - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Statement Line Items [Line Items]
Expected life (in years)	8
Expected dividend yield	1.61%
Exercise price (in dollars per share)	$ 12.22
Bottom of range [member]
Statement Line Items [Line Items]
Expected stock price volatility	50.06%	47.31%
Risk-free interest rate	0.29%	0.26%
Expected life (in years)	2.0	2.0
Expected dividend yield		1.06%
Exercise price (in dollars per share)		$ 12.52
Top of range [member]
Statement Line Items [Line Items]
Expected stock price volatility	56.35%	54.48%
Risk-free interest rate	0.90%	0.41%
Expected life (in years)	5.0	5.0
Expected dividend yield		1.23%
Exercise price (in dollars per share)		$ 17.98